12. SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS	12 Months Ended
Dec. 31, 2024
Notes
12. SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS

12. SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS

The non-cash transactions during the years ended December 31, 2024, 2023 and 2022 were as follows:

•As at December 31, 2024, a total of $10,759 (2023 - $Nil; 2022 - $ Nil) in share issue costs were included in accounts payable and accrued liabilities and due to related parties.